Reinsurance (Tables)	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2021		2020		2019
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$48,129.6	$46,018.6	$41,736.4	$40,687.7	$39,222.0	$37,519.7
Ceded premiums:
Regulated	(674.5)	(650.2)	(648.2)	(686.5)	(711.1)	(670.8)
Non-Regulated	(1,049.9)	(999.7)	(519.5)	(739.6)	(933.0)	(656.5)
Total ceded premiums	(1,724.4)	(1,649.9)	(1,167.7)	(1,426.1)	(1,644.1)	(1,327.3)
Net premiums	$46,405.2	$44,368.7	$40,568.7	$39,261.6	$37,577.9	$36,192.4

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2021		2020		2021		2020
Regulated:
MCCA	$2,364.0	47%	$2,428.8	60%	$26.7	6%	$33.3	9%
CAIP	529.0	11	397.8	10	111.2	24	84.7	23
NCRF	118.7	2	88.6	2	44.4	10	41.9	11
FHCF	81.3	2	54.8	1	0	0	0	0
NFIP	13.9	0	24.2	1	62.4	14	60.7	17
Other	2.2	0	3.2	0	1.4	0	1.3	0
Total Regulated	3,109.1	62	2,997.4	74	246.1	54	221.9	60
Non-Regulated:
Commercial Lines	1,518.4	31	753.2	19	198.2	43	134.5	37
Property	345.8	7	261.7	7	13.3	3	11.7	3
Other	7.2	0	7.1	0	0	0	0	0
Total Non-Regulated	1,871.4	38	1,022.0	26	211.5	46	146.2	40
Total	$4,980.5	100%	$4,019.4	100%	$457.6	100%	$368.1	100%